Taxes Other Than Income Tax: Schedule of Futre Land Operating Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Future Land operating lease payments	$ 387,393
2012
Future Land operating lease payments	21,860
2013
Future Land operating lease payments	18,112
2014
Future Land operating lease payments	16,534
2015
Future Land operating lease payments	16,191
2016
Future Land operating lease payments	15,684
2017 and later
Future Land operating lease payments	$ 299,012